Insurance services - Summary of Effect of Reinsurance (Detail) - 12 months ended Mar. 31, 2024 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Premium and other operating income from insurance business:
Direct	₨ 389,925.5	$ 4,678.7
Assumed	1,588.5	19.1
Ceded	(9,634.5)	(115.6)
Total	381,879.5	4,582.2
Claims and benefits paid pertaining to insurance business:
Direct	383,194.5	4,597.9
Assumed	1,029.4	12.4
Ceded	(2,258.1)	(27.1)
Total	₨ 381,965.8	$ 4,583.2